Segment, Geographic and Revenue Information (Details) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Net revenue from external customers		$ 341,028,267	$ 329,089,036	$ 360,346,494
Depreciation and amortization		36,429,836	39,693,240	47,745,849
Inventory write-down		3,756,726	3,673,213	5,661,266
Segment profit (loss)	[1]	39,139,124	12,338,456	17,521,148
Other Income		3,829,897	2,380,228	2,197,593
Other gains and losses		(976,560)	(925,673)	(9,978,320)
Finance costs		(2,867,861)	(2,707,887)	(2,591,023)
Share of profit of equity-accounted investees		239,006	100,778	449,452
Consolidated profit before income tax		39,363,606	11,185,902	7,598,850
Display segment [member]
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Net revenue from external customers		322,335,330	304,826,682	333,392,294
Depreciation and amortization		34,816,463	37,860,430	44,790,075
Inventory write-down		3,423,097	3,288,067	5,607,166
Segment profit (loss)	[1]	39,971,375	12,703,548	19,225,952
Solar segment [member]
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Net revenue from external customers		18,692,937	24,262,354	26,954,200
Depreciation and amortization		1,613,373	1,832,810	2,955,774
Inventory write-down		333,629	385,146	54,100
Segment profit (loss)	[1]	$ (832,251)	$ (365,092)	$ (1,704,804)

[1]	There were no intersegment revenues or other transactions between operating segments for the years ended December 31, 2017, 2016 and 2015.